Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Cost and Accumulated Amortization of Intangible Assets	Information regarding the cost and accumulated amortization of intangible assets is as follows:

Cost	Licenses $
Balance as of January 1, 2022	990
Additions	25
Impairment	(163)
Deconsolidation of subsidiary	(21)
Balance as of December 31, 2022	831
Additions	200
Impairment	(105)
Deconsolidation of subsidiaries	(19)
Balance as of December 31, 2023	906

Schedule of Accumulated Amortization

Accumulated amortization	Licenses $
Balance as of January 1, 2022	(3)
Amortization	(1)
Deconsolidation of subsidiary	4
Balance as of December 31, 2022	—
Amortization	—
Deconsolidation of subsidiary	—
Balance as of December 31, 2023	—

Schedule of Intangible Assets, Net

Intangible assets, net	Licenses $
Balance as of December 31, 2022	831
Balance as of December 31, 2023	906